Ordinary Shares (Details) - USD ($)			6 Months Ended
	Jun. 30, 2023	Jan. 23, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Feb. 21, 2023	Mar. 26, 2021
Class of Stock [Line Items]
Share issued price per share (in Dollars per share)		$ 1
Market price price per share (in Dollars per share)						$ 2.68
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period			289,401	791
Shares holders upon conversion			446,842	1,250,000
Convertible shares			1
Maximum [Member]
Class of Stock [Line Items]
Authorized share capital		10
Minimum [Member]
Class of Stock [Line Items]
Authorized share capital		1
Employees and External Consultants [Member]
Class of Stock [Line Items]
Issued fully vested shares						65,770
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Aggregate offering price (in Dollars)								$ 15,000,000
Ordinary shares, shares issued	215,959		3,674,164	215,959	2,937,921	70,430
Ordinary per share (in Dollars per share)	$ 7.53	$ 10	$ 0.00001	$ 7.53	$ 0.00001		$ 10
Gross proceeds (in Dollars)	$ 1,600,000
Less transaction costs (in Dollars)	$ 50,183
Authorized share capital		1
Number of shares issue		10
Share issued price per share (in Dollars per share)		$ 1
Additional ordinary share		8,018
Ordinary share is entitled to vote			one
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued			1,796,934		2,243,776
Ordinary per share (in Dollars per share)			$ 0.00001		$ 0.00001		$ 0.00001
Authorized share capital		1
Number of shares issue		10
Share issued price per share (in Dollars per share)		$ 10
Ordinary share is entitled to vote			ten